Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Value Fund
Bridge Builder International Equity Fund
Supplement dated June 1, 2021
to the Prospectus dated October 28, 2020, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

A.
The Trustees of the Bridge Builder Trust (the “Trust”), on behalf of the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), have approved a sub-advisory
agreement among Olive Street Investment Advisers, Inc. (“Olive Street”), American Century Investment Management, Inc. (“American Century”), and the Trust, on
behalf
of the Small/Mid Cap Value Fund to be effective as of June 2, 2021.

Accordingly, effective on June 2, 2021, the Prospectus is hereby supplemented and revis
ed as follows:

1.
The fourth paragraph under the
sub-section
entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each
Sub-adviser.
The Adviser may allocate Fund assets for each investment strategy to the following
Sub-advisers:
American Century Investment Management, Inc. (“American Century”); BlackRock Investment Management, LLC (“BlackRock”); Boston Partners Global Investors, Inc. (“Boston Partners”); Diamond Hill Capital Management, Inc. (“Diamond Hill”); LSV Asset Management (“LSV”); Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”); Silvercrest Asset Management Group LLC (“Silvercrest”); and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the
Sub-advisers
or make recommendations to the Board with respect to the hiring, termination, or replacement of the
Sub-advisers
at any time. Below is a summary of each
Sub-adviser’s
principal investment strategies.

2.	The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund”:
American Century’s Principal Investment Strategies
Under normal market conditions, American Century will invest at least 80% of the portion of the Fund’s net assets that it manages in small capitalization companies. American Century considers small capitalization companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600
®
Index or the Russell 2000
®
Index.

In selecting stocks for the Fund, the portfolio managers of American Century look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the value of the company.

B.
The Trustees of the Trust, on behalf of the Bridge Builder International Equity Fund (the “International Equity Fund”) have (i) approved a sub-advisory
agreement among Olive Street, Marathon Asset Management LLP (“Marathon-London”), and the Trust, on behalf of the International Equity Fund; and (ii) approved the termination of the sub-advisory
agreement among Olive Street, Edinburgh Partners Limited (“Edinburgh Partners”), and the Trust, on behalf of the International Equity Fund, each to be effective as of June 2, 2021.

Accordingly, effective on June 2, 2021, the Prospectus is hereby supplemented and revised as follows:

1.	The sub-section entitled “Fees and Expenses of the Fund” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees (2)	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	0.03%

Total Annual Fund Operating Expenses	0.63%
Less Waivers (2)	(0.26)%

Net Annual Fund Operating Expenses	0.37%

(1)	The expense information in the table has been restated to reflect current fees.
(2)
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2022, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers.
This contractual agreement may only be changed or eliminated before October 28, 2022 with the approval of the Board of Trustees (the “Board”). Such waivers are not subject to reimbursement by the Fund.

(3)	Other Expenses include acquired fund fees and expenses less than 0.01%.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2022). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$176	$325	$762

2.
The fourth paragraph under the
sub-section
entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each
Sub-adviser.
The Adviser may allocate Fund assets to the following
Sub-advisers:
Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”); BlackRock Investment Management, LLC (“BlackRock”); Marathon Asset Management LLP (“Marathon-London”); Mondrian Investment Partners Limited (“Mondrian”); Pzena Investment Management, LLC (“Pzena”); and WCM Investment Management, LLC (“WCM”). The Adviser may adjust allocations to the
Sub-advisers
at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a
Sub-adviser.
Below is a summary of each
Sub-adviser’s
principal investment strategies.

3.	The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund”:
Marathon-London’s Principal Investment Strategies
Marathon-London invests primarily in equity securities of
non-U.S.
issuers in developed and emerging market countries. In selecting investments for the Fund, Marathon-London employs a bottom-up,
fundamental investment philosophy focused on identifying attractive long-term investment opportunities that can arise as a result of certain “capital cycle” conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition and the prospect of low returns will excessively depress new capital investments and discourage competition. This “capital cycle” approach to investing guides Marathon-London to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Marathon-London’s long-term approach is often considered to be contrarian and its portfolio is expected to have low turnover, will seek to be well-diversified and will have a bias towards the smaller capitalisation segments of the market.

Bridge Builder Small/Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
Bridge Builder Small/Mid Cap Value Fund
Supplement dated June 1, 2021
to the Prospectus dated October 28, 2020, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

A.
The Trustees of the Bridge Builder Trust (the “Trust”), on behalf of the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), have approved a sub-advisory
agreement among Olive Street Investment Advisers, Inc. (“Olive Street”), American Century Investment Management, Inc. (“American Century”), and the Trust, on
behalf
of the Small/Mid Cap Value Fund to be effective as of June 2, 2021.

Accordingly, effective on June 2, 2021, the Prospectus is hereby supplemented and revis
ed as follows:

1.
The fourth paragraph under the
sub-section
entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each
Sub-adviser.
The Adviser may allocate Fund assets for each investment strategy to the following
Sub-advisers:
American Century Investment Management, Inc. (“American Century”); BlackRock Investment Management, LLC (“BlackRock”); Boston Partners Global Investors, Inc. (“Boston Partners”); Diamond Hill Capital Management, Inc. (“Diamond Hill”); LSV Asset Management (“LSV”); Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”); Silvercrest Asset Management Group LLC (“Silvercrest”); and Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”). The Adviser may adjust allocations to the
Sub-advisers
or make recommendations to the Board with respect to the hiring, termination, or replacement of the
Sub-advisers
at any time. Below is a summary of each
Sub-adviser’s
principal investment strategies.

2.	The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Small/Mid Cap Value Fund”:
American Century’s Principal Investment Strategies
Under normal market conditions, American Century will invest at least 80% of the portion of the Fund’s net assets that it manages in small capitalization companies. American Century considers small capitalization companies to include those with market capitalizations no larger than that of the largest company in the S&P Small Cap 600
®
Index or the Russell 2000
®
Index.
In selecting stocks for the Fund, the portfolio managers of American Century look for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the value of the company.

Bridge Builder International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
Bridge Builder International Equity Fund
Supplement dated June 1, 2021
to the Prospectus dated October 28, 2020, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

B.
The Trustees of the Trust, on behalf of the Bridge Builder International Equity Fund (the “International Equity Fund”) have (i) approved a sub-advisory
agreement among Olive Street, Marathon Asset Management LLP (“Marathon-London”), and the Trust, on behalf of the International Equity Fund; and (ii) approved the termination of the sub-advisory
agreement among Olive Street, Edinburgh Partners Limited (“Edinburgh Partners”), and the Trust, on behalf of the International Equity Fund, each to be effective as of June 2, 2021.

Accordingly, effective on June 2, 2021, the Prospectus is hereby supplemented and revised as follows:

1.	The sub-section entitled “Fees and Expenses of the Fund” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (1)

Management Fees (2)	0.60%
Distribution and Service (12b-1) Fees	None
Other Expenses (3)	0.03%

Total Annual Fund Operating Expenses	0.63%
Less Waivers (2)	(0.26)%

Net Annual Fund Operating Expenses	0.37%

(1)	The expense information in the table has been restated to reflect current fees.
(2)
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2022, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers.
This contractual agreement may only be changed or eliminated before October 28, 2022 with the approval of the Board of Trustees (the “Board”). Such waivers are not subject to reimbursement by the Fund.

(3)	Other Expenses include acquired fund fees and expenses less than 0.01%.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%
return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2022). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$38	$176	$325	$762

2.
The fourth paragraph under the
sub-section
entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each
Sub-adviser.
The Adviser may allocate Fund assets to the following
Sub-advisers:
Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”); BlackRock Investment Management, LLC (“BlackRock”); Marathon Asset Management LLP (“Marathon-London”); Mondrian Investment Partners Limited (“Mondrian”); Pzena Investment Management, LLC (“Pzena”); and WCM Investment Management, LLC (“WCM”). The Adviser may adjust allocations to the
Sub-advisers
at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a
Sub-adviser.
Below is a summary of each
Sub-adviser’s
principal investment strategies.

3.	The following paragraph is hereby added to the sub-section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund”:
Marathon-London’s Principal Investment Strategies
Marathon-London invests primarily in equity securities of
non-U.S.
issuers in developed and emerging market countries. In selecting investments for the Fund, Marathon-London employs a bottom-up,
fundamental investment philosophy focused on identifying attractive long-term investment opportunities that can arise as a result of certain “capital cycle” conditions. Capital cycle investing is based on the concept that the prospect of high returns will attract excessive capital and competition and the prospect of low returns will excessively depress new capital investments and discourage competition. This “capital cycle” approach to investing guides Marathon-London to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Marathon-London’s long-term approach is often considered to be contrarian and its portfolio is expected to have low turnover, will seek to be well-diversified and will have a bias towards the smaller capitalisation segments of the market.